Financial assets at fair value through profit or loss (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Financial Assets at Fair Value Through Profit or Loss [Abstract]
Investment	$ 1,105,540
Profit or loss amount	$ 32,311